PROSKAUER ROSE LLP

Eleven Times Square
New York, New York 10036

April 1, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Redwood Enhanced Income Corp. (the "Fund") Registration Statement on Form 10-12G

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") the Fund's Registration Statement on Form 10 under the Securities Exchange Act of 1934, as amended. The Fund will file a Notification of Election to be Subject to Sections 55 through 65 of the Investment Company Act of 1940 on Form N-54A with the Commission on April 1, 2022.

Please direct any questions or comments to the undersigned (kkaufman@proskauer.com; 212.969.3379), William J. Tuttle (wtuttle@proskauer.com; 202.416.6860) or Nicole M. Runyan (nrunyan@proskauer.com; 212.969.3361).

Very truly yours,

/s/ Kim Kaufman

Kim Kaufman

cc:	William J. Tuttle
Nicole M. Runyan